DERIVATIVE WARRANT LIABILITY (Details 1)		12 Months Ended
	Mar. 04, 2021 Year $ / shares	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate		0.51%	1.32%
Expected life		5.00	5.00
Annualized volatility		67.29%	69.93%
Dividend yield		0.00%	0.00%
Derivative Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate	0.28%	0.95%
Expected life	2.00	1.17
Annualized volatility	81.02%	96.32%
Dividend yield	0.00%	0.00%
Fair value per warrant | $ / shares	$ 0.26	$ 0.08